SEGMENTED INFORMATION - Disclosure of detailed information about royalty revenue by location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Royalty revenue	$ 1,478	$ 1,439
USA [Member]
Disclosure of operating segments [line items]
Royalty revenue	1,414	896
Sweden [Member]
Disclosure of operating segments [line items]
Royalty revenue	64	53
Turkey [Member]
Disclosure of operating segments [line items]
Royalty revenue	$ 0	$ 490